BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Shares
Shares Value
Common Stocks
Brazil — 4.2%
Ambev SA
(a)
................. 35,694 $ 96,191
Banco do Brasil SA ............ 2,280 18,339
CPFL Energia SA .............. 2,497 16,370
Fleury SA
(a)
.................. 3,570 10,879
Light SA .................... 10,086 7,590
Lojas Renner SA
(a)
............. 16,043 68,770
Natura & Co. Holding SA ......... 34,731 99,685
Ultrapar Participacoes SA ........ 32,376 84,188
Ultrapar Participacoes SA, ADR .... 13,396 34,963
436,975
China — 33.8%
3SBio, Inc.
(b)(c)
................ 70,000 76,246
Alibaba Group Holding Ltd.
(a)
...... 26,592 365,605
Baidu, Inc., Class A
(a)
........... 4,878 81,999
Bank of China Ltd., Class H ....... 36,000 13,704
Bosideng International Holdings Ltd. . 90,000 50,155
BYD Co. Ltd., Class A ........... 2,066 88,274
BYD Co. Ltd., Class H .......... 1,500 47,501
China Aoyuan Group Ltd.
(a)(d)(e)
..... 42,000 4,118
China Construction Bank Corp., Class
H ...................... 100,000 64,729
China International Capital Corp. Ltd.,
Class A .................. 12,587 74,712
China Lesso Group Holdings Ltd. ... 26,000 29,554
China Medical System Holdings Ltd. . 33,000 56,965
China Merchants Bank Co. Ltd., Class
A ...................... 8,713 53,422
China Merchants Bank Co. Ltd., Class
H ...................... 11,500 74,591
China Petroleum & Chemical Corp.,
Class H .................. 38,000 20,519
China Resources Gas Group Ltd. ... 4,700 19,765
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A . 2,900 20,856
China Suntien Green Energy Corp. Ltd.,
Class H .................. 37,000 17,368
CIFI Holdings Group Co. Ltd. ...... 34,000 5,045
CMOC Group Ltd., Class A ....... 49,591 41,845
CMOC Group Ltd., Class H ....... 51,000 29,519
Contemporary Amperex Technology Co.
Ltd., Class A ............... 1,300 90,201
CSPC Pharmaceutical Group Ltd. ... 6,000 6,841
ENN Energy Holdings Ltd. ........ 5,700 85,880
Fosun International Ltd. ......... 70,000 64,991
Ganfeng Lithium Group Co. Ltd., Class
A ...................... 2,290 26,938
Ganfeng Lithium Group Co. Ltd., Class
H
(b)(c)
.................... 560 5,115
Geely Automobile Holdings Ltd. .... 56,000 90,849
Gemdale Corp., Class A ......... 10,700 15,676
H World Group Ltd., ADR ........ 23 1,092
Haier Smart Home Co. Ltd., Class A . 6,100 23,319
Haitong Securities Co. Ltd., Class H . 44,400 30,628
Huatai Securities Co. Ltd., Class H
(b)(c)
42,200 54,641
Industrial & Commercial Bank of China
Ltd., Class H ............... 42,000 22,466
JA Solar Technology Co. Ltd., Class A 900 8,822
JD.com, Inc., Class A ........... 2,956 87,774
Kingdee International Software Group
Co. Ltd.
(a)
................. 6,000 13,095
Kunlun Energy Co. Ltd. .......... 38,000 29,969
Lenovo Group Ltd. ............. 100,000 80,207
Security
Shares
Shares Value
China (continued)
LONGi Green Energy Technology Co.
Ltd., Class A ............... 11,960 $ 85,759
Luxshare Precision Industry Co. Ltd.,
Class A .................. 4,115 19,933
Meituan , Class B
(a)(b)(c)
........... 5,410 120,945
NetEase , Inc. ................ 3,870 68,662
NIO, Inc., ADR
(a)
.............. 1,960 23,657
Pinduoduo , Inc., ADR
(a)
.......... 336 32,921
Ping An Insurance Group Co. of China
Ltd., Class A ............... 4,800 36,398
Ping An Insurance Group Co. of China
Ltd., Class H ............... 15,000 116,515
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 38,400 67,707
Shanghai Putailai New Energy
Technology Co. Ltd., Class A .... 3,200 26,283
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 600 29,672
Shimao Group Holdings Ltd.
(a)(e)
.... 16,000 3,693
Sinopharm Group Co. Ltd., Class H . 10,400 25,490
Sunwoda Electronic Co. Ltd., Class A 4,905 17,181
Tencent Holdings Ltd. ........... 9,100 443,433
Tongcheng Travel Holdings Ltd.
(a)(c)
.. 7,600 17,220
Topsports International Holdings Ltd.
(b)(c)
24,000 22,614
Trip.com Group Ltd., ADR
(a)
....... 1,117 41,061
Vipshop Holdings Ltd., ADR
(a)
...... 4,121 63,752
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 2,180 28,327
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 6,500 54,278
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 461 803
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 55,400 56,601
Xinyi Solar Holdings Ltd. ......... 8,000 10,408
Yadea Group Holdings Ltd.
(b)(c)
..... 28,000 63,836
Yum China Holdings, Inc. ........ 560 34,502
Zangge Mining Co. Ltd., Class A .... 2,100 8,712
3,495,359
Colombia — 0.1%
Bancolombia SA, ADR .......... 401 12,130
Greece — 0.9%
Hellenic Telecommunications
Organization SA, Class R ...... 471 7,425
OPAP SA, Class R ............. 5,506 82,676
90,101
Hungary — 0.1%
MOL Hungarian Oil & Gas plc ..... 1,961 14,655
India — 11.9%
Adani Green Energy Ltd.
(a)
........ 406 6,103
Adani Total Gas Ltd. ............ 106 2,738
Asian Paints Ltd. .............. 2,627 87,727
AU Small Finance Bank Ltd.
(b)(c)
.... 9,923 75,440
Axis Bank Ltd. ................ 4,179 44,664
Bajaj Finance Ltd. ............. 550 39,759
Berger Paints India Ltd. ......... 2,440 16,412
Britannia Industries Ltd. ......... 754 39,849
Dabur India Ltd. ............... 6,405 43,733
Havells India Ltd. .............. 5,526 80,019
HCL Technologies Ltd. .......... 2,935 40,472
Housing Development Finance Corp.
Ltd. ..................... 1,822 58,655
ICICI Bank Ltd. ............... 5,564 56,926
Infosys Ltd. .................. 5,858 110,337
Infosys Ltd., ADR .............. 2,830 53,204

BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
India (continued)
Kotak Mahindra Bank Ltd. ........ 1,662 $ 35,286
Marico Ltd. .................. 12,087 73,682
Nestle India Ltd. .............. 326 75,844
Piramal Enterprises Ltd. ......... 1,203 12,675
Reliance Industries Ltd. ......... 2,002 57,753
Siemens Ltd. ................. 670 24,012
Tata Consultancy Services Ltd. .... 3,101 127,990
UPL Ltd. .................... 2,751 25,516
Varun Beverages Ltd. ........... 2,722 38,229
1,227,025
Indonesia — 2.7%
Bank Central Asia Tbk . PT ........ 211,100 119,801
Bank Negara Indonesia Persero Tbk .
PT ..................... 137,200 84,102
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 117,400 36,003
Perusahaan Gas Negara Tbk . PT ... 158,600 16,417
Sumber Alfaria Trijaya Tbk . PT ..... 117,200 22,155
278,478
Malaysia — 2.0%
Axiata Group Bhd. ............. 63,100 44,955
CIMB Group Holdings Bhd. ....... 58,000 78,338
Maxis Bhd. .................. 11,500 10,698
Petronas Dagangan Bhd. ........ 13,400 68,480
202,471
Mexico — 2.2%
Coca-Cola Femsa SAB de CV ..... 7,351 55,929
Fomento Economico Mexicano SAB de
CV ..................... 9,512 83,282
Grupo Financiero Banorte SAB de CV,
Class O .................. 9,484 78,570
Wal-Mart de Mexico SAB de CV .... 3,444 13,452
231,233
Poland — 0.5%
Santander Bank Polska SA ....... 715 47,535
Qatar — 0.6%
Commercial Bank PSQC (The) ..... 2,766 4,546
Industries Qatar QSC ........... 2,125 8,185
Masraf Al Rayan QSC ........... 5,545 4,151
Qatar Islamic Bank SAQ ......... 1,752 9,408
Qatar National Bank QPSC ....... 6,851 33,763
60,053
Romania — 0.2%
NEPI Rockcastle NV ........... 3,998 24,841
Russia — 0.0%
(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC, GDR
(a)
......... 27 1
1
Saudi Arabia — 3.7%
Al Rajhi Bank
(a)
............... 3,561 78,168
Alinma Bank ................. 705 6,211
Bank AlBilad
(a)
................ 846 10,159
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 21,689
Saudi Arabian Oil Co.
(b)(c)
......... 6,983 61,608
Saudi Basic Industries Corp. ...... 4,245 105,342
Savola Group (The) ............ 6,635 53,239
Security
Shares
Shares Value
Saudi Arabia (continued)
Seera Group Holding
(a)
.......... 9,462 $ 46,800
383,216
South Africa — 3.5%
Anglo American Platinum Ltd. ..... 821 61,059
Anglo American plc ............ 1,788 75,980
Bidvest Group Ltd. (The) ......... 940 12,132
Gold Fields Ltd. ............... 1,332 15,182
Kumba Iron Ore Ltd. ............ 2,621 80,255
Life Healthcare Group Holdings Ltd. . 24,522 24,077
Naspers Ltd., Class N ........... 135 26,101
Vodacom Group Ltd. ........... 7,598 53,398
Woolworths Holdings Ltd. ........ 2,026 8,781
356,965
South Korea — 9.1%
Amorepacific Group
(a)
........... 274 9,173
CJ Logistics Corp. ............. 421 30,928
Doosan Co. Ltd.
(a)
............. 45 3,412
Hana Financial Group, Inc. ....... 169 6,714
KB Financial Group, Inc. ......... 2,127 96,932
KB Financial Group, Inc., ADR ..... 1,743 79,882
Korean Air Lines Co. Ltd.
(a)
....... 949 18,777
LG H&H Co. Ltd. .............. 8 4,850
NAVER Corp. ................ 384 63,792
POSCO Holdings, Inc. .......... 432 106,154
POSCO Holdings, Inc., ADR
(d)
..... 765 47,361
Samsung C&T Corp. ........... 902 87,116
Samsung Electronics Co. Ltd. ..... 6,580 327,752
Samsung SDS Co. Ltd. .......... 294 29,981
Shinhan Financial Group Co. Ltd. ... 676 22,859
935,683
Taiwan — 14.7%
Accton Technology Corp. ........ 4,000 32,689
ASE Technology Holding Co. Ltd. ... 20,000 67,481
Cathay Financial Holding Co. Ltd. ... 59,978 85,390
Chailease Holding Co. Ltd. ....... 4,300 32,405
Delta Electronics, Inc. ........... 10,000 96,975
E.Sun Financial Holding Co. Ltd. ... 110,000 90,094
First Financial Holding Co. Ltd. ..... 96,720 84,358
Lite-On Technology Corp. ........ 35,000 77,773
MediaTek , Inc. ................ 5,000 120,805
Shanghai Commercial & Savings Bank
Ltd. (The) ................. 9,586 14,898
Simplo Technology Co. Ltd. ....... 1,000 9,907
Taiwan Cement Corp. ........... 1,000 1,211
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 660 583
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 635,285
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 849 78,728
United Microelectronics Corp.
(a)
.... 17,000 27,820
Voltronic Power Technology Corp. ... 1,000 50,604
Wistron Corp. ................ 15,000 15,780
1,522,786
Thailand — 2.9%
Bangchak Corp. PCL, NVDR ...... 21,100 23,451
Bangkok Dusit Medical Services PCL,
NVDR ................... 101,500 91,772
Energy Absolute PCL, NVDR ...... 8,400 22,083
Home Product Center PCL, NVDR .. 176,000 76,584

BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Thailand (continued)
PTT Exploration & Production PCL,
NVDR ................... 16,400 $ 85,609
299,499
Turkey — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii
A/S, Class A ............... 4,470 12,422
Migros Ticaret A/S, Class A
(a)
...... 2,281 16,749
Turk Hava Yollari AO, Class A
(a)
.... 3,452 25,309
54,480
United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC . 2,410 5,527
Abu Dhabi Islamic Bank PJSC ..... 2,039 5,241
Aldar Properties PJSC .......... 5,454 6,495
Emirates NBD Bank PJSC ........ 3,524 12,449
Emirates Telecommunications Group
Co. PJSC ................. 611 4,281
First Abu Dhabi Bank PJSC ....... 4,564 16,930
50,923
Total Common Stocks — 94.1%
(Cost: $9,609,561) .............................. 9,724,409
Preferred Securities
Preferred Stocks — 2.8%
Brazil — 2.8%
Banco Bradesco SA (Preference) ... 10,156 28,149
Cia Energetica de Minas Gerais .... 35,589 79,719
Cia Energetica de Minas Gerais
(Preference) ............... 35,455 80,391
Security
Shares
Shares Value
Brazil (continued)
Itau Unibanco Holding SA (Preference) 7,314 $ 36,496
Petroleo Brasileiro SA (Preference) .. 13,117 67,648
292,403
South Korea — 0.0%
Hanwha Solutions Corp. (Preference) 7 197
Total Preferred Stocks — 2.8%
(Cost: $302,119) ................................ 292,600
Total Long-Term Investments — 96.9%
(Cost: $9,911,680) .............................. 10,017,009
Short-Term Securities
Money Market Funds — 2.8%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.07% ...... 278,797 278,797
SL Liquidity Series, LLC, Money Market
Series, 4.54%
(h)
............. 9,428 9,430
Total Short-Term Securities — 2.8%
(Cost: $288,222) ................................ 288,227
Total Investments — 99.7%
(Cost: $10,199,902) .............................. 10,305,236
Other Assets Less Liabilities — 0.3% ................... 26,284
Net Assets — 100.0% .............................. $ 10,331,520
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 301,820 $ — $ (23,023)
(a)
$ — $ — $ 278,797 278,797 $ 4,126 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,928 478
(a)
— 19 5 9,430 9,428 310
(b)
—
iShares MSCI Saudi Arabia ETF
(c)
413,416 43,995 (394,809) 77,692 (140,294) — — 2,999 —
$ 77,711 $ (140,289) $ 288,227 $ 7,435 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 6 03/17/23 $ 313 $ 13,712
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 436,975 $ — $ — $ 436,975
China ............................................... 217,841 3,269,707 7,811 3,495,359
Colombia ............................................ 12,130 — — 12,130
Greece .............................................. — 90,101 — 90,101
Hungary ............................................. — 14,655 — 14,655
India ............................................... 53,204 1,173,821 — 1,227,025
Indonesia ............................................ — 278,478 — 278,478
Malaysia ............................................. 68,480 133,991 — 202,471
Mexico .............................................. 231,233 — — 231,233
Poland .............................................. — 47,535 — 47,535
Qatar ............................................... 9,408 50,645 — 60,053
Romania ............................................. — 24,841 — 24,841
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 383,216 — 383,216
South Africa ........................................... 20,913 336,052 — 356,965
South Korea .......................................... 127,243 808,440 — 935,683
Taiwan .............................................. 78,728 1,444,058 — 1,522,786
Thailand ............................................. — 299,499 — 299,499
Turkey .............................................. — 54,480 — 54,480
United Arab Emirates .................................... — 50,923 — 50,923

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Preferred Stocks
Brazil ............................................... $ 292,403 $ — $ — $ 292,403
South Korea .......................................... — 197 — 197
Short-Term Securities
Money Market Funds ...................................... 278,797 — — 278,797
$ 1,827,355 $ 8,460,639 $ 7,812 $ 10,295,806
Investments Valued at NAV
(a)
..................................... 9,430
$ —
$ 10,305,236
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 13,712 $ — $ — $ 13,712
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)